Fair Value Measurements - Schedeule of Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 915,825,274	$ 822,557,690
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	280,066,793	250,926,227
Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	53,677,515	53,035,000
Total Assets in the Fair Value Hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	333,744,308	303,961,227
Common Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	582,080,966	518,596,463
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	280,066,793	250,926,227
Level 1 | Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	53,677,515	53,035,000
Level 1 | Total Assets in the Fair Value Hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 333,744,308	$ 303,961,227